Financing Arrangements Details (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended			3 Months Ended	1 Months Ended		0 Months Ended		6 Months Ended	1 Months Ended					19 Months Ended	1 Months Ended
	Jul. 31, 2014	Jan. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Feb. 12, 2014	Sep. 30, 2014	Sep. 30, 2014	Jul. 14, 2014 director	Nov. 30, 2013	Oct. 31, 2012	Mar. 31, 2014	Feb. 28, 2014	May 29, 2014	Feb. 28, 2013	Mar. 31, 2014	May 19, 2014	May 30, 2014	May 12, 2014	Aug. 31, 2013	Nov. 30, 2010	Apr. 30, 2014	Jun. 17, 2014 director	Jun. 24, 2014 director	Jun. 30, 2014	May 31, 2014	Dec. 31, 2013	Sep. 30, 2011	Mar. 31, 2011	Feb. 28, 2014	Dec. 31, 2012	Aug. 31, 2014	Jun. 18, 2014	Apr. 30, 2013
Financing Arrangements (Textual)
Stated interest rate (as a percentage)					3.25%																						3.25%				3.25%
Issuance of shares			$ 5,529,566		$ 1,197,550
Issuance of common stock related to debt modifications			1,000,000
Effective interest rate					5.00%																						5.00%
Principal amount of debt converted	6,301,241	986,793		6,744,139
Conversion of debt, shares issued	5,139,169	246,867		1,854,638
Debt conversion rate (in dollars per share)				$ 4.00
Conversion of debt into equity			7,288,025	6,757,876	11,063,817
Borrowings					501,000																						501,000
Amount outstanding			4,758,815		7,171,252		4,758,815	4,758,815																			7,171,252
Accrued interest			180,673		1,953,502		180,673	180,673																			1,953,502				1,090,219
Principal amount of debt with beneficial conversion feature, converted upon completion of IPO	6,000,000
Interest expense related to beneficial conversion feature	1,612,251
Debt default amount			0		1,675,061		0	0																			1,675,061
IPO
Financing Arrangements (Textual)
Exercise price of warrants (in dollars per share)	$ 1.875
Principal amount of debt converted	6,300,000
Conversion of debt, shares issued	5,100,000
Merger Transaction | DE2
Financing Arrangements (Textual)
Long term debt assumed						85,105
Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement	3,289,086		305,000	80,813			305,000	305,000
Period of warrant	5 years						5 years	5 years
Exercise price of warrants (in dollars per share)	$ 1.88		$ 2.00	$ 4.00			$ 2.00	$ 2.00
Fair value of warrants issued during period				116,000
Warrants outstanding (in shares)			5,205,344				5,205,344	5,205,344
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt	125.00%
Prime Rate
Financing Arrangements (Textual)
Variable interest rate at end of period			3.25%		3.25%		3.25%	3.25%																			3.25%
Director | Common Stock Warrants
Financing Arrangements (Textual)
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price									125.00%
Shares that may be purchased under warrant agreement									2,250,000
Period of warrant									5 years
Exercise price of warrants (in dollars per share)									$ 1.88
Number of directors									2
Common Stock
Financing Arrangements (Textual)
Gross proceeds from issuance of stock				113,600	1,276,000
Proceeds from Issuance of Common Stock				113,600	1,276,000
Issuance of shares			450		3,190
Issuance of common stock related to debt modifications (in shares)			666,667
Share price (in dollars per share)				$ 4.00
Issuance of common stock related to debt modifications			67
Conversion of debt, shares issued					2,765,953					1,079,920
Conversion of debt into equity					27,660					4,319,677
Common Stock | IPO
Financing Arrangements (Textual)
Gross proceeds from issuance of stock									6,750,000
Proceeds from Issuance of Common Stock									6,750,000
Share price (in dollars per share)	$ 1.50								$ 1.50
Common Stock | Senior Secured Lender
Financing Arrangements (Textual)
Issuance of common stock related to debt modifications (in shares)									666,667
Share price (in dollars per share)									$ 1.50
Issuance of common stock related to debt modifications									1,000,000
Short term notes payable
Financing Arrangements (Textual)
Borrowings during period											1,000,000
Repayments of debt					1,000,000
Financing costs					62,500
Borrowings											1,500,000
Short term notes payable | Minimum
Financing Arrangements (Textual)
Stated interest rate (as a percentage)											10.00%
Short term notes payable | Maximum
Financing Arrangements (Textual)
Stated interest rate (as a percentage)											16.00%
Short term notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement		821,250										821,250				821,250
Exercise price of warrants (in dollars per share)		$ 3.60										$ 3.60				$ 3.60
Warrants related to short term notes that were converted into equity		302,500										302,500				302,500
Fair value of warrants issued during period			573									573
Total borrowings												3,285,000	3,285,000
Warrants issued equal to percentage of principal amount of debt		25.00%										25.00%
Short term notes payable | Common Stock Warrants | Minimum
Financing Arrangements (Textual)
Period of warrant		3 years										3 years
Short term notes payable | Common Stock Warrants | Maximum
Financing Arrangements (Textual)
Period of warrant		5 years										5 years
Short term notes payable | Director | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement												718,750	718,750			718,750														718,750
Total borrowings												2,875,000	2,875,000
Number of directors												2
Senior Secured Note Payable, due August 2013
Financing Arrangements (Textual)
Maximum borrowing capacity under financing agreement											1,500,000				2,500,000
Borrowings during period															1,000,000
Debt payoff premium accrued as interest expense															750,000
Repayments of debt														2,000,000
Effective interest rate															38.00%
Amount outstanding					1,562,500									150,660													1,562,500
Senior Secured Note Payable, due August 2013 | Minimum
Financing Arrangements (Textual)
Stated interest rate (as a percentage)											10.00%
Default interest rate (as a percentage)											14.00%
Senior Secured Note Payable, due August 2013 | Maximum
Financing Arrangements (Textual)
Stated interest rate (as a percentage)											16.00%
Default interest rate (as a percentage)											20.00%
Senior Secured Note Payable, due August 2013 | Director | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement															281,250
Exercise price of warrants (in dollars per share)															$ 4.00
Fair value of warrants issued during period															205,000
Senior Secured Note Payable, due August 2013 | Senior Secured Lender | Common Stock Warrants
Financing Arrangements (Textual)
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price	80.00%
Shares that may be purchased under warrant agreement	571,708										76,228				238,212
Exercise price of warrants (in dollars per share)	$ 1.20										$ 9.00				$ 2.88
Value of warrants outstanding			204,000		309,000		204,000	204,000																			309,000
Financing costs															62,500
Senior Secured Note Payable, due August 2013 | Forbearance Agreement
Financing Arrangements (Textual)
Interest expense			1,000,000					0
Senior Secured Note Payable, due August 2013 | Forbearance Agreement | Common Stock | Expected
Financing Arrangements (Textual)
Issuance of shares																1,000,000
Senior Secured Note Payable, due August 2013 | Second Forbearance Agreement
Financing Arrangements (Textual)
Repayments of debt																	500,000
Common stock share price expressed as a percentage of the lowest price per share of common stock issued to any investor in the Company if the stock is not publicly traded on or before July 15, 2014																	80.00%
Senior Secured Note Payable, due August 2013 | Notes payable
Financing Arrangements (Textual)
Repayments of debt	150,600
Interest paid	2,619
Unsecured Convertible Note Payable with the Senior Secured Lender | Convertible notes payable | Senior Secured Lender
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																		10.00%
Percentage of the conversion terms offered in the Convertible Notes, due June 2015, used as basis to determine the conversion terms of the specified debt instrument																		90.00%
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price																		125.00%
Borrowings																		150,600
Secured Convertible Notes, due June Through August 2014
Financing Arrangements (Textual)
Interest paid								66,055
Amount outstanding					770,000																						770,000
Secured Convertible Notes, due June Through August 2014 | Loan Modification Agreement
Financing Arrangements (Textual)
Repayments of debt																			150,000
Loan modification discount																			40,000
Secured Convertible Notes, due June Through August 2014 | Convertible notes payable
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																				10.00%
Repayments of debt			660,000					360,000
Debt term																				1 year
Increase in interest rate due to default (as a percentage)																				5.00%
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)																				75.00%
Principal amount of debt converted			70,000
Accrued interest on debt converted			1,764
Debt conversion rate (in dollars per share)			$ 4.00				$ 4.00	$ 4.00
Total borrowings																				770,000
Notes Payable to Directors and Affiliates
Financing Arrangements (Textual)
Amount outstanding			1,300,000		2,350,000		1,300,000	1,300,000																			2,350,000
Notes Payable to Directors and Affiliates | Directors and Affiliates
Financing Arrangements (Textual)
Repayments of debt	1,731,781
Notes Payable to Directors and Affiliates | Related Party Loan One | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																					6.00%
Borrowings																					300,000
Monthly installment amount																					9,127
Value of common stock issued as consideration for the debt issuance																					69,937
Number of common shares issued as consideration for the debt issuance																					17,484
Notes Payable to Directors and Affiliates | Related Party Loan Two | Directors and Affiliates
Financing Arrangements (Textual)
Borrowings																															1,000,000
Stated effective interest rate for the first 60 days (as percentage)																															24.00%
Stated effective interest rate after the first 60 days (as a percentage)																															40.00%
Notes Payable to Directors and Affiliates | Related Party Loan Three | Director
Financing Arrangements (Textual)
Borrowings											1,105,000
Shares owned by President/CEO as security for related party note payable											86,875
Stock options owned by President/CEO as security for related party note payable											136,250
Notes Payable to Directors and Affiliates | Related Party Loan Three | Director | Minimum
Financing Arrangements (Textual)
Stated interest rate (as a percentage)											4.50%
Notes Payable to Directors and Affiliates | Related Party Loan Three | Director | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement											50,000
Exercise price of warrants (in dollars per share)											$ 4.00
Notes Payable to Directors and Affiliates | Related Party Loan Three | Director | Prime Rate
Financing Arrangements (Textual)
Basis spread on variable rate											1.25%
Notes Payable to Directors and Affiliates | Related Party Loan Four | Director
Financing Arrangements (Textual)
Borrowings					3,093,332																						3,093,332
Related party transaction, refinance of note as part of new debt issuance, principal amount					250,000
Related party transaction, refinance of note as part of new debt issuance, interest amount					43,332
Number of directors					2
Notes Payable to Directors and Affiliates | Related Party Loan Five | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)												24.00%				24.00%
Default interest rate (as a percentage)																						48.00%
Interest expense			890,624					93,749
Borrowings												1,500,000				1,500,000
Common stock issued as consideration for the debt issuance, expressed as a percentage of the principal amount of the debt issued																12.50%
Value of common stock issued as consideration for the debt issuance																187,500
Number of common shares issued as consideration for the debt issuance																78,125
Share price of the common shares issued as consideration for the debt issuance																$ 2.40
Additional common stock owed, expressed as a percentage of the principal amount outstanding, that is due on each fifth business day as long as any portion of the principal amount of the loan is outstanding																						3.125%
Additional common stock value owed, that is due on each fifth business day as long as any portion of the principal amount of the loan is outstanding																						46,875
Additional common stock shares owed, that is due on each fifth business day as long as any portion of the principal amount of the loan is outstanding																						19,531
Notes Payable to Directors and Affiliates | Related Party Loan Six | Director
Financing Arrangements (Textual)
Total borrowings			3,640,000
Number of directors			3
Notes Payable to Directors and Affiliates | Short term notes payable | Directors and Affiliates
Financing Arrangements (Textual)
Stated interest rate (as a percentage)									10.00%
Principal amount of debt converted									3,375,000
Accrued interest on debt converted									204,134
Conversion of debt, shares issued									2,982,611
Notes Payable to Directors and Affiliates | Short term notes payable | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)			10.00%				10.00%	10.00%
Repayments of debt								525,000
Interest paid								5,815
Notes Payable to Directors and Affiliates | Notes payable | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)			10.00%				10.00%	10.00%
Repayments of debt								25,000
Amount outstanding			300,000				300,000	300,000
Notes Payable to Directors and Affiliates | Notes payable | Related Party Loan Six | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)			10.00%				10.00%	10.00%
Borrowings			1,875,000				1,875,000	1,875,000
Notes Payable to Directors and Affiliates | Notes payable | Conversion Agreement | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																							10.00%
Number of directors																							2
Amount of debt convertible upon completion of IPO																							1,050,000
Notes Payable to Directors and Affiliates | Notes payable | Conversion Agreement | Director | Conversion terms if IPO is completed on or before July 31, 2014
Financing Arrangements (Textual)
Discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering																							15.00%
Notes Payable to Directors and Affiliates | Notes payable | Conversion Agreement | Director | Conversion terms if IPO is completed after July 31, 2014
Financing Arrangements (Textual)
Discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering																							20.00%
Notes Payable to Directors and Affiliates | Notes payable | Conversion Agreement | Director | Conversion terms if minimum proceeds from equity offering is not met
Financing Arrangements (Textual)
Additional discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering																							5.00%
Debt converstion terms, minimum equity proceeds, if not met, would trigger reduction in conversion rate																							11,000,000
Notes Payable to Directors and Affiliates | Notes payable | Conversion Agreement | Director | Common Stock Warrants
Financing Arrangements (Textual)
Percentage warrant coverage awarded upon conversion of the debt																							100.00%
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt																							125.00%
Notes Payable to Directors and Affiliates | Notes payable | Letter Agreement | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																								10.00%
Number of directors																								2
Amount of debt convertible upon completion of IPO																								900,000
Notes Payable to Directors and Affiliates | Line of credit | Directors and Affiliates
Financing Arrangements (Textual)
Amount outstanding			1,000,000				1,000,000	1,000,000
Beneficial conversion feature			208,334						250,000
Amortization expense			41,666					41,666
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)			10.00%				10.00%	10.00%
Number of directors			1
Maximum borrowing capacity			1,500,000				1,500,000	1,500,000
Amount outstanding																									1,500,000
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director | Conversion terms if IPO is completed on or before July 31, 2014
Financing Arrangements (Textual)
Discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering			15.00%				15.00%	15.00%
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director | Conversion terms if IPO is completed after July 31, 2014
Financing Arrangements (Textual)
Discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering			20.00%				20.00%	20.00%
Notes Payable to Directors and Affiliates | Line of credit | Related Party Loan Six | Director | Conversion terms if minimum proceeds from equity offering is not met
Financing Arrangements (Textual)
Additional discount on conversion price, expressed as a percentage at which the shares of the Company's stock are sold in the offering			5.00%
Debt converstion terms, minimum equity proceeds, if not met, would trigger reduction in conversion rate			11,000,000
Notes Payable to Directors and Affiliates | Line of credit | Letter Agreement | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																								10.00%
Principal amount of debt converted									500,000
Conversion of debt, shares issued									416,667
Amount outstanding									1,500,000
Amount of debt convertible upon completion of IPO																								500,000
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due																								10,000,000
Notes Payable to Directors and Affiliates | Line of credit | Letter Agreement | Director | Common Stock Warrants
Financing Arrangements (Textual)
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price									125.00%
Shares that may be purchased under warrant agreement									333,333
Period of warrant									5 years
Exercise price of warrants (in dollars per share)									$ 1.88
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Six | Director
Financing Arrangements (Textual)
Stated interest rate (as a percentage)			8.00%				8.00%	8.00%
Principal amount of debt converted									265,000
Accrued interest on debt converted									6,763
Conversion of debt, shares issued									226,468
Borrowings			265,000				265,000	265,000
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Six | Director | Conversion terms if IPO is completed on or before July 31, 2014
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)			85.00%
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Six | Director | Conversion terms if IPO is completed on or before July 31, 2014 and minimum proceeds from equity offering is not met
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)			80.00%
Debt converstion terms, minimum equity proceeds, if not met, would trigger reduction in conversion rate			11,000,000
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Six | Director | Conversion terms if IPO is completed after July 31, 2014
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)			80.00%
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Six | Director | Conversion terms if IPO is completed after July 31, 2014 and minimum proceeds from equity offering is not met
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)			75.00%
Debt converstion terms, minimum equity proceeds, if not met, would trigger reduction in conversion rate			11,000,000
Notes Payable to Directors and Affiliates | Convertible notes payable | Related Party Loan Seven | Directors and Affiliates
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)																									90.00%
Total borrowings																									1,725,000
Notes Payable to Directors and Affiliates | Convertible notes payable | Tranche Four
Financing Arrangements (Textual)
Number of warrants issued for each dollar of debt converted			1
Convertible Notes, due March 2015, interest at 10%
Financing Arrangements (Textual)
Amount outstanding					575,000																						575,000
Convertible Notes, due March 2015, interest at 10% | Convertible notes payable
Financing Arrangements (Textual)
Principal amount of debt reclassified																										350,000
Stated interest rate (as a percentage)					10.00%																						10.00%
Principal amount of debt converted																										225,000
Accrued interest on debt converted																										15,015
Conversion of debt, shares issued																										177,786
Borrowings					575,000																						575,000
Amount outstanding			225,000				225,000	225,000
Convertible Notes, due March 2015, interest at 10% | Convertible notes payable | Tranche One
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement					87,500																						87,500
Exercise price of warrants (in dollars per share)					$ 4.00																						$ 4.00
Effective interest rate					19.00%																						19.00%
Borrowings					350,000																						350,000
Convertible Term Loans, due December 2016, interest at 10%
Financing Arrangements (Textual)
Borrowings during period														1,950,000
Maximum borrowings under the investor term loan, proceeds which may be used for repayments to the Senior Secured Lender												3,400,000				3,400,000
Amount outstanding			2,300,000		500,000		2,300,000	2,300,000																			500,000
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable
Financing Arrangements (Textual)
Maximum borrowing capacity under financing agreement					4,000,000																						4,000,000
Maximum additional borrowing capacity																											4,000,000
Stated interest rate (as a percentage)					10.00%																						10.00%
Principal amount of debt converted									1,000,000
Accrued interest on debt converted									58,630
Conversion of debt, shares issued									980,213
Total borrowings								50,000
Amount outstanding									2,300,000																								3,250,000
Amount of debt convertible upon completion of IPO																																	1,000,000
Beneficial conversion feature			447,222						894,444
Interest expense related to beneficial conversion feature			447,222					447,222
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Minimum
Financing Arrangements (Textual)
Increase in interest rate due to default (as a percentage)																											2.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Maximum
Financing Arrangements (Textual)
Increase in interest rate due to default (as a percentage)																											4.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Price of the warrants issued as part of the debt conversion, expressed as a percentage of the initial public offering price									125.00%
Shares that may be purchased under warrant agreement									705,753
Period of warrant									5 years
Exercise price of warrants (in dollars per share)									$ 1.88
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Amendment,, first conversion right
Financing Arrangements (Textual)
Debt conversion rate expressed as a percentage of the price based on the terms offered in the Convertible Subordinated Note, due June 2015																			90.00%
Conversion right extension period following closing date of IPO																			120 days
Percentage warrant coverage awarded upon conversion of the debt																			100.00%
Price of warrants expressed as a percentage of the initial public offering price, upon conversion of debt																			125.00%
Convertible Term Loans, due December 2016, interest at 10% | Convertible notes payable | Amendment, second conversion right
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)																			125.00%
Percentage warrant coverage awarded upon conversion of the debt																			100.00%
Convertible Subordinated Notes, due March 2012, interest at 6%
Financing Arrangements (Textual)
Amount outstanding					112,561																						112,561
Convertible Subordinated Notes, due March 2012, interest at 6% | Convertible notes payable
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																													6.00%
Principal amount of debt converted	100,000	14,422													200,000
Conversion of debt, shares issued	25,000																											124,449
Debt conversion rate (in dollars per share)																												$ 9.00	$ 9.00
Debt conversion rate, expressed as a percentage below the per share offering price of securities for sale																													25.00%
Conversion of debt into equity																												1,120,000
Interest paid	19,644
Borrowings																													1,432,561
Convertible Subordinated Notes, due March 2012, interest at 6% | Convertible notes payable | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement																													107,442
Exercise price of warrants (in dollars per share)																													$ 4.00
Convertible Subordinated Notes, due April 2015, interest at 9%
Financing Arrangements (Textual)
Amount outstanding					200,000																						200,000
Convertible Subordinated Notes, due April 2015, interest at 9% | Convertible notes payable
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																																		9.00%
Principal amount of debt converted	200,000
Accrued interest on debt converted	21,699
Conversion of debt, shares issued	55,424
Debt conversion rate (in dollars per share)																																		$ 4.00
Borrowings																																		200,000
Convertible Subordinated Notes, due February 2015, interest at 0% | Convertible notes payable
Financing Arrangements (Textual)
Repayments of debt								100,000
Borrowings													300,000																	300,000
Minimum amount of equity offering to trigger outstanding debt to become due																														5,000,000
Convertible Subordinated Notes, due June 2015, interest at 8% | Convertible notes payable
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																										8.00%
Principal amount of debt converted	330,000
Conversion of debt, shares issued	275,000
Interest paid	5,017
Borrowings																										330,000
Convertible Subordinated Notes, due June 2015, interest at 8% | Convertible notes payable | Conversion terms if IPO is completed on or before July 31, 2014
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)																										85.00%
Convertible Subordinated Notes, due June 2015, interest at 8% | Convertible notes payable | Conversion terms if IPO is completed on or before July 31, 2014 and minimum proceeds from equity offering is not met
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)																										80.00%
Debt converstion terms, minimum equity proceeds, if not met, would trigger reduction in conversion rate																										11,000,000
Convertible Subordinated Notes, due June 2015, interest at 8% | Convertible notes payable | Conversion terms if IPO is completed after July 31, 2014
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)																										80.00%
Convertible Subordinated Notes, due June 2015, interest at 8% | Convertible notes payable | Conversion terms if IPO is completed after July 31, 2014 and minimum proceeds from equity offering is not met
Financing Arrangements (Textual)
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction (as a percentage)																										75.00%
Debt converstion terms, minimum equity proceeds, if not met, would trigger reduction in conversion rate																										11,000,000
Series Subordinated Notes, as of March 31, 2014 were due from December 2014 through March 2015
Financing Arrangements (Textual)
Principal amount of debt converted		250,000
Accrued interest on debt converted		650,647
Conversion of debt, shares issued		225,162
Debt conversion rate (in dollars per share)		$ 4.00
Total borrowings					430,000																										7,800,000
Maximum period for debt maturity date extension																															90 days
Amount outstanding			613,808		863,808		613,808	613,808																			863,808
Accrued interest			132,179				132,179	132,179
Series Subordinated Notes, as of March 31, 2014 were due from December 2014 through March 2015 | Common Stock Warrants
Financing Arrangements (Textual)
Shares that may be purchased under warrant agreement					35,688																						35,688				780,000
Exercise price of warrants (in dollars per share)																															$ 4.00
Warrants outstanding (in shares)					75,000																						75,000
Notes Payable, due February 2015, interest at 10%
Financing Arrangements (Textual)
Amount outstanding					100,000																						100,000
Notes Payable, due February 2015, interest at 10% | Notes payable
Financing Arrangements (Textual)
Stated interest rate (as a percentage)		10.00%			10.00%																						10.00%
Repayments of debt								250,000
Interest paid								13,233
Borrowings		150,000			100,000																						100,000
Notes Payable, due January 2016, interest between 8.25% and 12%
Financing Arrangements (Textual)
Amount outstanding			74,486				74,486	74,486
Notes Payable, due January 2016, interest between 8.25% and 12% | Merger Transaction | DE2
Financing Arrangements (Textual)
Long term debt assumed		74,486
Proceeds from one or more private placements of debt or equity securities that would trigger the debt instrument to become due																														10,000,000
Note Payable, due August 2021, interest at 0%
Financing Arrangements (Textual)
Amount outstanding			192,000				192,000	192,000
Note Payable, due August 2021, interest at 0% | Notes payable
Financing Arrangements (Textual)
Stated interest rate (as a percentage)																																0.00%
Default interest rate (as a percentage)																																20.00%
Borrowings																																192,000
Debt premium immediately due if the Company transfers more than a majority of its ownership, expressed as a percentage of the principal balance																																30.00%
Default period to trigger increase in interest rate																																30 days
Installment Note Payable - Bank
Financing Arrangements (Textual)
Amount outstanding			278,521		137,383		278,521	278,521																			137,383
Installment Note Payable - Bank | Notes payable to bank
Financing Arrangements (Textual)
Borrowings												330,020				330,020
Monthly installment amount																$ 9,903
Installment Note Payable - Bank | Notes payable to bank | Minimum
Financing Arrangements (Textual)
Minimum interest rate (as a percentage)																5.00%
Installment Note Payable - Bank | Notes payable to bank | Prime Rate
Financing Arrangements (Textual)
Basis spread on variable rate																1.00%